Critical accounting judgments and estimates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Critical accounting judgments and estimates
Cumulative inflation rate measurement period	3 years
Cumulative inflation rate	100.00%
Capitalization of development costs	$ 1,666,934	$ 2,222